Document and Entity Information	Oct. 21, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001804591
Document Type	8-K
Document Period End Date	Oct. 21, 2021
Entity Registrant Name	23andMe Holding Co.
Entity Incorporation State Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address, Address Line One	223 N. Mathilda Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94086
City Area Code	(650)
Local Phone Number	938-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	ME
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	MEUSW
Security Exchange Name	NASDAQ